ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of (in thousands):

	August 31,	May 31,
	2011	2011

Accrued payroll and other personnel expense	$439	$588
Accrued state and local taxes	474	410
Unvouchered accounts payable	2,427	1,672
Customer deposits payable	279	317
Other	492	413
Total	$4,111	$3,400

NOTE 6 - ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other current liabilities consist of (in thousands):

	May 31,	May 31,
	2011	2010

Accrued payroll and other personnel expense	$588	$1,957
Accrued state and local taxes	410	527
Unvouchered accounts payable	1,672	1,953
Customer deposits payable	317	427
Other	413	653
Total	$3,400	$5,517